Supplemental Guarantor Financial Information (Condensed Consolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 2,035,447	$ 2,403,098	$ 1,490,369	$ 295,514
Restricted cash	329,180	419,447
Flight equipment held for operating leases, net	31,501,973	32,219,494	31,984,668
Maintenance rights intangible and lease premium, net	2,167,925	3,139,045
Flight equipment held for sale	107,392	71,055
Net investment in finance and sales-type leases	755,882	469,198
Prepayments on flight equipment	3,265,979	3,300,426	3,486,514
Investments including investments in subsidiaries	118,783	114,711
Other assets	779,206	998,743
Total Assets	41,620,453	43,749,499
Liabilities and Equity
Debt	27,716,999	29,641,863
Total Liabilities	33,038,189	35,323,690
Total AerCap Holdings N.V. Shareholders' equity	8,524,447	8,348,963
Non-controlling interest	57,817	76,846
Total Equity	8,582,264	8,425,809	7,942,548	2,429,232
Total Liabilities and Equity	41,620,453	43,749,499
AerCap Aviation Notes [Member]
Assets
Cash and cash equivalents	2,035,000	2,403,000	1,490,000	296,000
Restricted cash	329,000	419,000
Flight equipment held for operating leases, net	31,502,000	32,219,000
Maintenance rights intangible and lease premium, net	2,168,000	3,139,000
Flight equipment held for sale	107,000	71,000
Net investment in finance and sales-type leases	757,000	469,000
Prepayments on flight equipment	3,266,000	3,300,000
Investments including investments in subsidiaries	119,000	115,000
Other assets	1,337,000	1,614,000
Total Assets	41,620,000	43,749,000
Liabilities and Equity
Debt	27,717,000	29,642,000
Other liabilities	5,321,000	5,681,000
Total Liabilities	33,038,000	35,323,000
Total AerCap Holdings N.V. Shareholders' equity	8,524,000	8,349,000
Non-controlling interest	58,000	77,000
Total Equity	8,582,000	8,426,000
Total Liabilities and Equity	41,620,000	43,749,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Assets
Investments including investments in subsidiaries	(13,567,000)	(11,675,000)
Intercompany receivables	(13,837,000)	(10,860,000)
Other assets	(168,000)
Total Assets	(27,572,000)	(22,535,000)
Liabilities and Equity
Intercompany payables	(13,837,000)	(10,860,000)
Other liabilities	(168,000)
Total Liabilities	(14,005,000)	(10,860,000)
Total AerCap Holdings N.V. Shareholders' equity	(13,567,000)	(11,675,000)
Total Equity	(13,567,000)	(11,675,000)
Total Liabilities and Equity	(27,572,000)	(22,535,000)
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Assets
Cash and cash equivalents	4,000	14,000	7,000
Investments including investments in subsidiaries	9,310,000	8,290,000
Intercompany receivables	106,000	46,000
Other assets	104,000	61,000
Total Assets	9,524,000	8,411,000
Liabilities and Equity
Intercompany payables	978,000	4,000
Other liabilities	22,000	58,000
Total Liabilities	1,000,000	62,000
Total AerCap Holdings N.V. Shareholders' equity	8,524,000	8,349,000
Total Equity	8,524,000	8,349,000
Total Liabilities and Equity	9,524,000	8,411,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Assets
Intercompany receivables		5,000
Other assets	10,000
Total Assets	10,000	5,000
Liabilities and Equity
Debt	300,000	298,000
Intercompany payables	19,000
Other liabilities	2,000	2,000
Total Liabilities	321,000	300,000
Total AerCap Holdings N.V. Shareholders' equity	(311,000)	(295,000)
Total Equity	(311,000)	(295,000)
Total Liabilities and Equity	10,000	5,000
AerCap Aviation Notes [Member] | AerCap Ireland Ltd. [Member]
Assets
Cash and cash equivalents	835,000	1,193,000	816,000	140,000
Restricted cash	9,000	18,000
Flight equipment held for operating leases, net	1,136,000	1,034,000
Maintenance rights intangible and lease premium, net	51,000	80,000
Net investment in finance and sales-type leases		22,000
Investments including investments in subsidiaries	4,257,000	3,385,000
Intercompany receivables	8,005,000	6,157,000
Other assets	440,000	377,000
Total Assets	14,733,000	12,266,000
Liabilities and Equity
Debt	40,000	77,000
Intercompany payables	5,701,000	4,525,000
Other liabilities	381,000	184,000
Total Liabilities	6,122,000	4,786,000
Total AerCap Holdings N.V. Shareholders' equity	8,611,000	7,480,000
Total Equity	8,611,000	7,480,000
Total Liabilities and Equity	14,733,000	12,266,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Assets
Cash and cash equivalents	1,196,000	1,196,000	$ 667,000	$ 156,000
Restricted cash	320,000	401,000
Flight equipment held for operating leases, net	30,366,000	31,185,000
Maintenance rights intangible and lease premium, net	2,117,000	3,059,000
Flight equipment held for sale	107,000	71,000
Net investment in finance and sales-type leases	757,000	447,000
Prepayments on flight equipment	3,266,000	3,300,000
Investments including investments in subsidiaries	119,000	115,000
Intercompany receivables	5,726,000	4,652,000
Other assets	951,000	1,176,000
Total Assets	44,925,000	45,602,000
Liabilities and Equity
Debt	27,377,000	29,267,000
Intercompany payables	7,139,000	6,331,000
Other liabilities	5,084,000	5,437,000
Total Liabilities	39,600,000	41,035,000
Total AerCap Holdings N.V. Shareholders' equity	5,267,000	4,490,000
Non-controlling interest	58,000	77,000
Total Equity	5,325,000	4,567,000
Total Liabilities and Equity	$ 44,925,000	$ 45,602,000